Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,909,826	$ 1,916,179
Other comprehensive income	1,632	1,092
Ending balance	1,822,646	1,743,932
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,956)	(12,400)
Other comprehensive (loss) income before reclassification	0	0
Other comprehensive income	0	0
Ending balance	(12,956)	(12,400)
Loss on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Other comprehensive (loss) income before reclassification	0	(44)
Other comprehensive income	0	(44)
Ending balance	0	(44)
Share of affiliates' comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	3,414	(192)
Other comprehensive (loss) income before reclassification	1,632	1,136
Other comprehensive income	1,632	1,136
Ending balance	5,046	944
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(9,542)	(12,592)
Other comprehensive (loss) income before reclassification	1,632	1,092
Other comprehensive income	1,632	1,092
Ending balance	$ (7,910)	$ (11,500)